Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations
Business Combinations

3                 Business Combinations

On April 29, 2011, the Company acquired the Medicare prescription drug business of Universal American Corp. (the “UAM Medicare Part D Business”) for approximately $1.3 billion. The fair value of assets acquired and liabilities assumed were $2.4 billion and $1.1 billion, respectively, which included identifiable intangible assets of approximately $0.4 billion and goodwill of approximately $1.0 billion that were recorded in the PSS. The Company’s results of operations and cash flows include the UAM Medicare Part D Business beginning on April 29, 2011.

In addition to the 2011 acquisition discussed above, there were two immaterial acquisitions during 2012.